Share-based compensation - Restricted stock units (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jul. 21, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted stock (in units)
Outstanding, beginning balance		36,520	25,520	26,840
Granted			36,520	25,520
Outstanding, ending balance			36,520	25,520
Fair Value (Per unit)
Fair value, units outstanding, beginning		$ 12.60	$ 5.87	$ 5.49
Fair value, units granted			12.60	5.87
Fair value, units outstanding, ending			$ 12.60	$ 5.87
Unrecognized compensation expense, RSUs		$ 31.1
Restricted stock units
Restricted stock (in units)
Outstanding, beginning balance		36,520
Granted		1,262,308
Forfeited		(7,772)
Outstanding, ending balance		1,291,056	36,520
Fair Value (Per unit)
Fair value, units outstanding, beginning		$ 12.60
Fair value, units granted		26.00
Fair value, units forfeited		26.00
Fair value, units outstanding, ending		$ 25.62	$ 12.60
Vesting period			1 year
Percentage of RSUs that vest			100.00%
Unrecognized compensation expense, RSUs			$ 0.4
Weighted average period over which unrecognized compensation expense would be recognized		3 years 9 months 18 days
Omnibus Incentive Plan 2020 Plan [Member]
Restricted stock (in units)
Granted	1,256,538
Omnibus Incentive Plan 2020 Plan [Member] | Restricted stock units
Fair Value (Per unit)
Vesting period		4 years
Stock Option Plan 2017 Plan [Member] | Restricted stock units
Fair Value (Per unit)
Percentage of RSUs that vest		100.00%